SUMMARY OF DEBT COMPONENT (Details) $ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($)		Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)
Convertible Debentures
Opening balance	$ 7,283		$ 9,299
Proceeds on issuance of Debenture				13,334		17,910
Transaction costs paid				(572)		(768)
Portion allocated to equity - conversion option and other features				(6,464)		(8,683)
Interest expense	2,380		2,969	1,222		1,594
Value of shares issued to settle interest payable	(727)	[1]	(888)	(588)	[1]	(754)
Exchange differences	(4)			351
Closing balance	$ 8,932		$ 11,380	$ 7,283		$ 9,299

[1]	The Company elected to pay the December 31, 2020 and June 30, 2021 interest payments on the Debentures (Note 10) in common shares valued at C$754 ($588) and C$888 ($727) respectively.